NON-CASH SHARE-BASED COMPENSATION - Schedule of Options Award Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number Of Options
Beginning of period (in shares) | shares	376	1,095	1,151
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(2)	(399)	(41)
Forfeited (in shares) | shares	(153)	(320)	(15)
Ending of period (in shares) | shares	221	376	1,095
Weighted Average Grant Date Fair Value per Share
Beginning of period (in dollars per share) | $ / shares	$ 8.21	$ 8.53	$ 8.50
Granted (in dollars per share) | $ / shares	0	0	0
Exercised (in dollars per share) | $ / shares	6.60	6.60	6.60
Forfeited (in dollars per share) | $ / shares	8.25	11.30	11.80
Ending of period (in dollars per share) | $ / shares	$ 8.20	$ 8.21	$ 8.53
Number of share options exercisable in share-based payment arrangement | shares	162	19	202
Weighted average remaining contractual life of outstanding share options	4 years 7 months 6 days
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares	$ 24.29	$ 32.35	$ 34.80
Bottom of range
Weighted Average Grant Date Fair Value per Share
Weighted average exercise price of share options exercisable in share-based payment arrangement (in euro per share) | £ / shares	$ 16.80
Top of range
Weighted Average Grant Date Fair Value per Share
Weighted average exercise price of share options exercisable in share-based payment arrangement (in euro per share) | £ / shares	$ 24.00